Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 21, 2012	Apr. 15, 2014	Feb. 28, 2014	Jul. 20, 2013	Jul. 29, 2013	Feb. 13, 2015	Dec. 19, 2014	Jul. 17, 2014	Jun. 06, 2014
Short-term Debt [Line Items]
Warrants and Rights Outstanding	$ 0		$ 303,102	$ 0
Long-term Debt, Gross			3,376,573	2,027,240
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			21,964
Fair Value Adjustment of Warrants	223,172	0	1,095,282	0
Debt Instrument, Unamortized Discount										244,000
2012 Notes Member
Short-term Debt [Line Items]
Debt Instrument, Face Amount			586,000		525,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Amortization of Debt Discount (Premium)	533,000		533,000		533,000
Debt Instrument, Interest Rate, Effective Percentage					88.00%
Debt Instrument, Maturity Amount					1,058,270
Debt Instrument, Maturity Date					Dec. 10, 2013
Gains (Losses) on Restructuring of Debt			200,000
Warrants and Rights Outstanding			260,000
Long-term Debt, Gross			660,000
2013 Notes Member
Short-term Debt [Line Items]
Debt Instrument, Face Amount								1,500,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Debt Instrument, Maturity Date								Jul. 29, 2014
Debt Instrument, Payment Terms								In the event that the Company issued equity securities resulting in gross proceeds to the Company of at least $3 million prior to maturity, the Company was to pay the note holders the repayment principal and all accrued and unpaid interest, at such time. In the event that the Company consummated a sale of the Company, as defined, the Company was to, while the 2012 Notes remain outstanding and at the election of the holders of two-thirds of the aggregate principal outstanding either (i) pay the holders the repayment principal amount plus accrued interest or (ii) immediately prior to the closing, convert all outstanding principal and interest into the Companys Series D convertible preferred stock at 87.5% of the Series D convertible preferred stock conversion price.
Proceeds from Notes Payable						16,667	446,151		968,970
Gains (Losses) on Restructuring of Debt			668,000
Warrants and Rights Outstanding			668,000
Long-term Debt, Gross			1,500,000
2014 Notes Member
Short-term Debt [Line Items]
Debt Instrument, Face Amount													2,000,000
Debt Instrument, Interest Rate, Stated Percentage													12.00%
Amortization of Debt Discount (Premium)											34,000	219,000
Debt Instrument, Maturity Date													Jun. 06, 2015
Debt Instrument, Payment Terms													In the event that the Company issues equity securities, resulting in gross proceeds to the Company of at least $5 million prior to maturity, all outstanding principal and accrued and unpaid interest under the 2014 Notes will automatically convert into the newly issued equity securities at 70% of the offering price, as applicable, in connection with the closing of the first sale of the equity securities of the Company. In the event that the Company consummates a sale of the Company, as defined, the Company shall, while the 2014 Notes remain outstanding and at the election of the holders of two-thirds of the aggregate principal outstanding shall immediately prior to the closing, convert all outstanding principal and interest into the Company’s Series D convertible preferred stock (or other Subsequent Qualified Financing Instruments) at 70.0% of the Series D convertible preferred stock original issuance price.
Proceeds from Notes Payable			1,283,000								288,000		495,000
Warrants and Rights Outstanding											34,000	1,364,000	1,364,000
Long-term Debt, Gross			1,039,000
Fair Value Assumptions, Expected Term, Simplified Method	0.25 years for an IPO scenario; 4.5 years for an M&A or liquidation scenario		Term - 0.5 years for an IPO scenario; 5 years for an M&A or liquidation scenario
Fair Value Assumptions, Expected Volatility Rate	55.00%		70.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.22
Fair Value Adjustment of Warrants	223,000		1,096,000
Adjustments to Additional Paid in Capital, Warrant Issued			303,000							80,000
2014 Notes Member | Minimum [Member]
Short-term Debt [Line Items]
Fair Value Inputs, Discount Rate	0.60%		0.60%
2014 Notes Member | Maximum [Member]
Short-term Debt [Line Items]
Fair Value Inputs, Discount Rate	1.74%		1.60%
Note and Warrant Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount													2,100,000
Proceeds from Notes Payable											$ 288,000